Segment Information	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information

17. Segment Information

The Company conducts its operations through three geographic operating segments—North America, Europe and Mediterranean, and ROW, which consists of operations in Latin America, Sub-Saharan Africa, the Middle East and Asia Pacific. The Company’s operating segments align with the structure of the Company’s internal management organization. All three segments engage in the development, design, manufacturing, marketing and distribution of copper, aluminum and fiber optic communication, electric utility and electrical infrastructure wire and cable products as well as rod mill wire and cable products.

Net revenues as shown below represent sales to external customers for each segment. Intersegment sales have been eliminated. Intersegment sales in North America were $9.3 million, in Europe and Mediterranean, intersegment sales were $13.6 million and in ROW, intersegment sales were $7.1 million for the three months ended March 28, 2014. In North America, intersegment sales were $4.3 million, in Europe and Mediterranean, intersegment sales were $4.1 million and in ROW, intersegment sales $18.3 million for the three months ended March 29, 2013.

The chief operating decision maker evaluates segment performance and allocates resources based on segment operating income. Segment operating income represents income from continuing operations before interest income, interest expense, other income (expense), other financial costs and income tax. Summarized financial information for the Company’s reportable segments for each of the three fiscal months ended March 28, 2014 and March 29, 2013 is as follows:

	Three Fiscal Months Ended
(in millions)	March 28, 2014	March 29, 2013
Net Sales:
North America	$594.7	$705.0
Europe and Mediterranean	368.3	374.6
ROW	467.1	464.1

Total	$1,430.1	$1,543.7

Segment Operating Income (Loss):
North America	$32.3	$37.7
Europe and Mediterranean	(9.1)	(16.2)
ROW	(260.3)	11.3

Total	$(237.1)	$32.8

(in millions)	March 28, 2014	December 31, 2013
Total Assets:
North America	$1,367.4	$1,342.0
Europe and Mediterranean	1,238.4	1,232.8
ROW	1,702.7	2,004.1

Total	$4,308.5	$4,578.9

17. Segment Information

The Company conducts its operations through three geographic reportable segments — North America, Europe and Mediterranean, and ROW, which consists of operations in Latin America, Sub-Saharan Africa, the Middle East and Asia Pacific. The Company’s reportable segments align with the structure of the Company’s internal management organization. All three segments engage in the development, design, manufacturing, marketing and distribution of copper, aluminum, and fiber optic communication, electric utility and electrical infrastructure wire and cable products. In addition to the above products, the ROW segment and the Europe and Mediterranean segment develop, design, manufacture, market and distribute construction products and the ROW segment manufactures and distributes rod mill wire and cable products.

Net revenues as shown below represent sales to external customers for each segment. Intersegment sales have been eliminated. For the year ended December 31, 2013 intersegment sales in North America were $20.6 million. In Europe and Mediterranean intersegment sales were $33.3 million and in ROW intersegment sales were $68.6 million for the year ended December 31, 2013. For the year ended December 31, 2012 intersegment sales in North America were $27.1 million. In Europe and Mediterranean intersegment sales were $22.1 million and in ROW intersegment sales were $95.5 million for the year ended December 31, 2012. For the year ended December 31, 2011 intersegment sales in North America were $28.8 million. In Europe and Mediterranean intersegment sales were $24.8 million and in ROW intersegment sales were $38.1 million for the year ended December 31, 2011. The chief operating decision maker evaluates segment performance and allocates resources based on segment operating income. Segment operating income represents income from continuing operations before interest income, interest expense, other income (expense), other financial costs and income tax.

Corporate assets include cash, deferred income taxes, certain property, including property held for sale and prepaid expenses and other certain current and non-current assets.

	Year Ended
(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Net Sales:
North America	$2,751.6	$2,340.2	$2,120.2
Europe and Mediterranean	1,629.6	1,684.2	1,737.9
ROW	2,040.0	2,035.1	1,950.1

Total	$6,421.2	$6,059.5	$5,808.2

Segment Operating Income (Loss):
North America	$129.8	$126.1	$121.8
Europe and Mediterranean	(0.3)	(13.0)	30.3
ROW	82.2	86.3	62.5

Total	$211.7	$199.4	$214.6

Capital Expenditures:
North America	$33.5	$25.3	$22.2
Europe and Mediterranean	18.4	35.3	41.1
ROW	37.2	48.0	58.2

Total	$89.1	$108.6	$121.5

Depreciation Expense:
North America	$40.3	$30.0	$27.2
Europe and Mediterranean	40.3	38.0	38.3
ROW	38.0	34.5	32.1

Total	$118.6	$102.5	$97.6

Total Assets:
North America	$1,342.0	$1,483.4
Europe and Mediterranean	1,232.8	1,329.6
ROW	2,004.1	2,119.6

Total	$4,578.9	$4,932.6

Revenues by Major Product Lines Revenues to external customers are attributable to sales of electric utility, electrical infrastructure, construction, communications and rod mill wire product lines.

	Year Ended
(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Electric Utility	$2,148.5	$2,004.8	$1,792.8
Electrical Infrastructure	1,674.2	1,611.5	1,708.3
Construction	1,568.9	1,519.0	1,395.3
Communications	713.0	651.2	655.3
Rod Mill Products	316.6	273.0	256.5

Total	$6,421.2	$6,059.5	$5,808.2

Geographic Information The following table presents net sales to unaffiliated customers by country of destination for the last three years and long-lived assets by country as of December 31:

	Net Sales			Long-lived Assets
	Year Ended			Year Ended
(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011	Dec 31, 2013	Dec 31, 2012
United States	$1,919.8	$1,859.5	$1,712.2	$331.7	$337.9
Canada	708.0	441.3	379.8	49.3	45.6
France	469.4	494.9	506.0	72.6	78.3
Brazil	421.3	477.6	420.4	105.0	121.3
Spain	280.7	319.0	400.1	166.0	169.8
Others	2,622.0	2,467.2	2,389.7	847.8	929.2

Total	$6,421.2	$6,059.5	$5,808.2	$1,572.4	$1,682.1